Offerings	Jun. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000005 per share
Fee Rate	0.01381%
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Class A Common Stock on May 29, 2026 as reported on The Nasdaq Global Select Market, which was approximately $106.275 per share. (b) The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees, other than the registration fee due in connection with the 9,174,311 shares of Class A Common Stock that may be sold from time to time by Jane Street Singapore Pte. Limited ("Jane Street") or its permitted transferees. In connection with the securities offered hereby, other than the securities to be offered and sold by Jane Street, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000005 per share
Amount Registered | shares	9,174,311
Proposed Maximum Offering Price per Unit	106.275
Maximum Aggregate Offering Price	$ 974,999,901.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 134,647.49
Offering Note	(a) See note 1(a). (b) Consists of 9,174,311 shares of Class A Common Stock registered for resale by Jane Street or its permitted transferees, which resale has not previously been registered.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.000005 per share
Fee Rate	0.01381%
Offering Note	(a) See Note 1 (a). (b) See Note 1 (b). (c) See Note 1 (c).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(a) See Note 1(a). (b) See Note 1(b). (c) See Note 1(c).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(a) See Note 1 (a). (b) See Note 1 (b). (c) See Note 1 (c).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	(a) See Note 1 (a). (b) See Note 1 (b). (c) See Note 1 (c).
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) See Note 1 (a). (b) See Note 1 (b). (c) See Note 1 (c).